Related Party Transactions - Additional Information (Detail)		1 Months Ended
	Apr. 24, 2017	Dec. 31, 2016	Sep. 22, 2011
Parent
Related Party Transaction [Line Items]
Equity interest transferred	83.30%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Equity interest transferred		83.30%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited) | Parent
Related Party Transaction [Line Items]
Percentage of equity interest on capital contribution by parent			83.30%